Balance Sheet Details (Tables)	12 Months Ended
Dec. 31, 2019
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Schedule of Consolidated Balance Sheet Details

Consolidated balance sheet details are as follows (in thousands):

	December 31, 2019	December 31, 2018
Prepaid expenses and other current assets:
Prepaid insurance	$951	$2
Prepaid trade shows	85	19
Other current assets	25	5
Total prepaid expenses and other current assets	$1,061	$26
Property and equipment, gross:
Laboratory equipment	$1,135	$314
Computer equipment	15	3
Furniture and fixtures	34	34
Leasehold improvements	32	14
Total property and equipment, gross	1,216	365
Less accumulated depreciation	(239)	(150)
Total property and equipment, net	$977	$215

	December 31, 2019	December 31, 2018
Accrued liabilities:
Accrued consulting services	$37	$23
Accrued interest	—	164
Accrued printing fees	55	—
Deferred rent	88	85
Other accrued expenses	38	14
Total accrued liabilities	$218	$286
Accrued compensation:
Accrued paid time off	$309	$234
Accrued bonus and deferred compensation	465	246
Accrued severance	368	—
Total accrued compensation	$1,142	$480